Document And Entity Information	May 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2022
Entity Registrant Name	IMPEL PHARMACEUTICALS INC.
Entity Central Index Key	0001445499
Entity Emerging Growth Company	true
Entity File Number	001-40353
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3058238
Entity Address, Address Line One	201 ELLIOTT AVE. W, SUITE 260,
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98119
City Area Code	206
Local Phone Number	568-1466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	IMPL
Security Exchange Name	NASDAQ